Fair Value Measurements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value Disclosures [Line Items]
Rate reflecting our nonperformance risk	1.75%		1.75%	2.50%
Weighted-average rate of Counterparties nonperformance risk	1.56%		3.38%	2.14%
Asset retirement obligations additions	$ 416	$ 242	$ 2,522	$ 1,488	$ 1,322
Amount outstanding under senior revolving credit facility	35,000
Aggregate fair value of derivative liabilities	3,390		12,259	64,194
Significant unobservable inputs (Level 3) | Fair Value measurements, nonrecurring
Fair Value Disclosures [Line Items]
Annual inflation rate	2.95%	2.95%	2.95%	2.95%
Credit-adjusted risk-free interest rate	7.50%	8.30%	8.60%	8.90%
Asset retirement obligations additions	$ 416	$ 242